Segment Information - Revenue From External Customers Based Major Categories (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 476,659	$ 313,564	$ 338,160
SDI [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 39,476	$ 15,600	$ 7,600